Capital management - Summary of Regulatory Capital and Capital Ratios (Parenthetical) (Detail)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of Regulatory Capital and Capital Ratios [Line Items]
Credit Valuation Adjustment scalar Common Equity Tier 1 capital	80.00%	72.00%
Credit Valuation Adjustment scalar Tier 1 capital	83.00%	77.00%
Credit Valuation Adjustment scalar Total capital	86.00%	81.00%
New regulatory capital floor threshold	75.00%
New regulatory capital floor threshold, explanation	Effective February 1, 2018, OSFI prescribed the transition from the current Basel I regulatory capital floor to a new regulatory capital floor of 75% of RWA based on the Basel II Standardized Approaches.
Top of range [member]
Disclosure of Regulatory Capital and Capital Ratios [Line Items]
Regulatory floor adjustment threshold	90.00%
Regulatory floor adjustment threshold, explanation	The capital floor was determined by comparing a capital requirement under Basel I and Basel III, as specified by OSFI. If the capital requirement under the Basel III standards was less than 90% of the capital requirements as calculated under the Basel I standards, the difference was added to the RWAs.